CONDENSED CONSOLIDATED INTERIM STATEMENTS OF CHANGES IN EQUITY (Unaudited) (Parenthetical) - CAD ($) $ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Statement of Stockholders' Equity [Abstract]
Dividends declared on common shares (CAD per share)	$ 0.64	$ 0.615
Common shares issued	$ 263	$ 267